Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INVESTMENT TRUST
Entity Central Index Key	0000908406
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000039168 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	Investor Class
Trading Symbol	ACCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000189691 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	I Class
Trading Symbol	ACCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000039170 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	A Class
Trading Symbol	ACCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000039172 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	C Class
Trading Symbol	ACCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000039173 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R Class
Trading Symbol	ACCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000039169 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R5 Class
Trading Symbol	ACCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000222299 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	G Class
Trading Symbol	ACCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 407,794,618
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 1,055,605
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	34.7%
Corporate Bonds	33.8%
Preferred Stocks	6.5%
U.S. Treasury Securities	6.0%
Collateralized Mortgage Obligations	5.1%
Asset-Backed Securities	3.6%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	2.7%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.2%
Other Assets and Liabilities	(1.2)%

C000017955 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Investor Class
Trading Symbol	ADFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000017957 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	I Class
Trading Symbol	ACBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000189684 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Y Class
Trading Symbol	ADVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000017956 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	A Class
Trading Symbol	ADFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000017960 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	C Class
Trading Symbol	CDBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000017961 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R Class
Trading Symbol	ADVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000189686 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R5 Class
Trading Symbol	ADRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000131613 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R6 Class
Trading Symbol	ADDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000237256 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	G Class
Trading Symbol	ACDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 6,201,262,197
Holdings Count | holding	577
Advisory Fees Paid, Amount	$ 3,861,188
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.3%
Corporate Bonds	21.7%
U.S. Treasury Securities	21.3%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	4.8%
Collateralized Loan Obligations	3.7%
Commercial Mortgage-Backed Securities	2.0%
Preferred Stocks	1.5%
Municipal Securities	0.8%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	4.1%
Other Assets and Liabilities	(1.2)%

C000191071 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Investor Class
Trading Symbol	AHIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000191072 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	I Class
Trading Symbol	AHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000191073 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Y Class
Trading Symbol	NPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000191074 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	A Class
Trading Symbol	AHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000191075 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R5 Class
Trading Symbol	AHIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000191076 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R6 Class
Trading Symbol	AHIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000237257 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	G Class
Trading Symbol	ACHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,312,945,942
Holdings Count | holding	1,481
Advisory Fees Paid, Amount	$ 3,721,596
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.9%
Preferred Stocks	1.1%
Bank Loan Obligations	0.9%
Common Stocks	0.4%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

C000017962 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Investor Class
Trading Symbol	ABHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000189687 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	I Class
Trading Symbol	AHYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000189688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Y Class
Trading Symbol	AHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000017963 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	A Class
Trading Symbol	AHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000017967 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	C Class
Trading Symbol	AHDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000017968 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R Class
Trading Symbol	AHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000017964 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R5 Class
Trading Symbol	ACYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000131614 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R6 Class
Trading Symbol	AHYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 95,910,822
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 354,343
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	80.2%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.6%
Bank Loan Obligations	1.0%
Short-Term Investments	14.7%
Other Assets and Liabilities	(6.4)%

C000144171 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	ASIEX
Trading Symbol	Investor Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000189695 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	ASIGX
Trading Symbol	I Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000189696 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	ASYIX
Trading Symbol	Y Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000144173 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	A Class
Trading Symbol	ASIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000144168 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	C Class
Trading Symbol	ASIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000144169 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R Class
Trading Symbol	ASIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000144172 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R5 Class
Trading Symbol	ASIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000144170 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R6 Class
Trading Symbol	ASIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 109,579,929
Holdings Count | holding	379
Advisory Fees Paid, Amount	$ 253,354
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.9%
U.S. Government Agency Mortgage-Backed Securities	11.5%
Preferred Stocks	9.8%
U.S. Treasury Securities	7.3%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	0.5%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	4.8%
Other Assets and Liabilities	(2.8)%

C000017976 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	Investor Class
Trading Symbol	BPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,239,415,511
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 6,199,740
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,239,415,511
Management Fees (dollars paid during the reporting period)	$6,199,740
Total Number of Portfolio Holdings	137
7-Day Current Yield - Investor Class	4.55%
7-Day Effective Yield - Investor Class	4.66%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	32.2%	Weighted Average Maturity	34 days
Municipal Securities	26.3%	Weighted Average Life	57 days
Commercial Paper	21.2%
U.S. Treasury Securities	20.5%
Certificates of Deposit	2.1%
Other Assets and Liabilities	(2.3)%

C000017977 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	A Class
Trading Symbol	ACAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 2,239,415,511
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 6,199,740
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,239,415,511
Management Fees (dollars paid during the reporting period)	$6,199,740
Total Number of Portfolio Holdings	137
7-Day Current Yield - A Class	4.30%
7-Day Effective Yield - A Class	4.40%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	32.2%	Weighted Average Maturity	34 days
Municipal Securities	26.3%	Weighted Average Life	57 days
Commercial Paper	21.2%
U.S. Treasury Securities	20.5%
Certificates of Deposit	2.1%
Other Assets and Liabilities	(2.3)%

C000017980 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	C Class
Trading Symbol	ARCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Net Assets	$ 2,239,415,511
Holdings Count | holding	137
Advisory Fees Paid, Amount	$ 6,199,740
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,239,415,511
Management Fees (dollars paid during the reporting period)	$6,199,740
Total Number of Portfolio Holdings	137
7-Day Current Yield - C Class	3.81%
7-Day Effective Yield - C Class	3.88%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	32.2%	Weighted Average Maturity	34 days
Municipal Securities	26.3%	Weighted Average Life	57 days
Commercial Paper	21.2%
U.S. Treasury Securities	20.5%
Certificates of Deposit	2.1%
Other Assets and Liabilities	(2.3)%

C000039177 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	Investor Class
Trading Symbol	ACSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000189692 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	I Class
Trading Symbol	ASHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000039179 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	A Class
Trading Symbol	ACSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000039175 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	C Class
Trading Symbol	ACSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.56%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000039176 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R Class
Trading Symbol	ACSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000039178 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R5 Class
Trading Symbol	ACSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000194393 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R6 Class
Trading Symbol	ASDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000224786 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	G Class
Trading Symbol	ASDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,346,044,199
Holdings Count | holding	285
Advisory Fees Paid, Amount	$ 1,546,325
Investment Company, Portfolio Turnover	168.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	33.3%
U.S. Treasury Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Preferred Stocks	6.3%
Asset-Backed Securities	4.2%
Collateralized Loan Obligations	3.8%
Commercial Mortgage-Backed Securities	3.4%
Short-Term Investments	4.9%
Other Assets and Liabilities	1.8%

C000017969 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Investor Class
Trading Symbol	APOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000189689 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	I Class
Trading Symbol	APOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000189690 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Y Class
Trading Symbol	APOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000017971 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	A Class
Trading Symbol	APOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000017973 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	C Class
Trading Symbol	APOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000017974 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R Class
Trading Symbol	APORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000017970 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R5 Class
Trading Symbol	APISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000131615 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R6 Class
Trading Symbol	APODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000194391 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	G Class
Trading Symbol	APOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 1,775,751,652
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 2,566,728
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	87.1%
Corporate Bonds	3.6%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.0%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.1%

C000144162 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Investor Class
Trading Symbol	ASDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000189693 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	I Class
Trading Symbol	ASDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000189694 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Y Class
Trading Symbol	ASYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000144164 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	A Class
Trading Symbol	ASADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000144165 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	C Class
Trading Symbol	ASCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$78	1.52%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000144166 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R Class
Trading Symbol	ASDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000144163 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R5 Class
Trading Symbol	ASDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000144167 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R6 Class
Trading Symbol	ASXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 643,214,744
Holdings Count | holding	308
Advisory Fees Paid, Amount	$ 1,353,776
Investment Company, Portfolio Turnover	92.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.8%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	8.9%
Preferred Stocks	6.8%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	3.4%
Bank Loan Obligations	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	3.6%
Other Assets and Liabilities	(0.3)%

C000017975 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TCRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 898,057,944
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,823,387
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$898,057,944
Management Fees (dollars paid during the reporting period)	$1,823,387
Total Number of Portfolio Holdings	66
7-Day Current Yield - Investor Class	4.53%
7-Day Effective Yield - Investor Class	4.63%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	41.0%	Weighted Average Maturity	11 days
Repurchase Agreements	31.8%	Weighted Average Life	49 days
U.S. Treasury Securities	20.7%
U.S. Government Agency Securities	10.9%
Municipal Securities	3.1%
Other Assets and Liabilities	(7.5)%

C000162988 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	A Class
Trading Symbol	AGQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 898,057,944
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,823,387
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$898,057,944
Management Fees (dollars paid during the reporting period)	$1,823,387
Total Number of Portfolio Holdings	66
7-Day Current Yield - A Class	4.28%
7-Day Effective Yield - A Class	4.37%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	41.0%	Weighted Average Maturity	11 days
Repurchase Agreements	31.8%	Weighted Average Life	49 days
U.S. Treasury Securities	20.7%
U.S. Government Agency Securities	10.9%
Municipal Securities	3.1%
Other Assets and Liabilities	(7.5)%

C000162989 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	C Class
Trading Symbol	AGHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 898,057,944
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,823,387
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$898,057,944
Management Fees (dollars paid during the reporting period)	$1,823,387
Total Number of Portfolio Holdings	66
7-Day Current Yield - C Class	3.78%
7-Day Effective Yield - C Class	3.85%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Corporate Bonds	41.0%	Weighted Average Maturity	11 days
Repurchase Agreements	31.8%	Weighted Average Life	49 days
U.S. Treasury Securities	20.7%
U.S. Government Agency Securities	10.9%
Municipal Securities	3.1%
Other Assets and Liabilities	(7.5)%